PREPAYMENTS AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
PREPAYMENTS AND OTHER CURRENT ASSETS
Prepaid expenses	$ 1,419	$ 1,306
Advance to employees	766	712
Receivables related to disposal of long-term Investments	26,446	29,975
Interest receivable	502	468
Funds receivable	450	1,761
Properties held for sale	83,925	61,044
Others	12,425	10,790
Total	125,933	106,056
Less: allowance of credit losses	(279)	(27,117)
provision of impariment of assets	(27,471)	(11,215)
Prepayments and other current assets, net	$ 98,183	$ 67,724